Derivative instruments - Cash Flow Hedges Schedule Footnote (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (40,291)	$ 40,348	$ (19,732)
Cross currency interest rate contract and ESG principal only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(40,291)	40,348	(19,732)
Cross currency interest rate contract and ESG principal only swap | Food and paper
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(3,073)	807	(6,172)
Cross currency interest rate contract and ESG principal only swap | Net interest expense and other financing results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(3,663)	(1,419)	(181)
Cross currency interest rate contract and ESG principal only swap | Loss from derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	0	0	(6)
Cross currency interest rate contract and ESG principal only swap | Foreign currency exchange results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (33,555)	$ 40,960	$ (13,373)